Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Administrative expenses [Abstract]
Disclosure of detailed information about administrative expenses [text block]
Amounts in US$ '000	2018	2017	2016
Staff costs (Note 11)	27,378	24,713	19,451
Share-based payment (Note 11)	4,046	3,117	1,847
Consultant fees	7,427	5,120	3,894
Office expenses	3,021	2,506	2,217
Travel expenses	3,730	2,772	1,717
Director’s fees and allowance (Note 11)	2,876	3,458	2,088
Communication and IT costs	2,395	2,109	2,013
Allocation to joint operations	(7,774)	(7,646)	(4,365)
Other administrative expenses	8,975	5,905	5,308
	52,074	42,054	34,170